Loan Receivable – Related Party	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
LOAN RECEIVABLE – RELATED PARTY

NOTE 5 – LOAN RECEIVABLE – RELATED PARTY

Pursuant to the loan agreement dated August 10, 2019, the Company has agreed to loan RMB548,500 (approximately $79,000) to Zhengtong Huazhi (Beijing) Technology Co., Ltd (“Zhengtong Huazhi”). Term of the loan is from August 10, 2019 to August 11, 2020, and interest rate is 4.35% per annum. Zhengtong Huazhi is a wholly-owned subsidiary of Xtransfer Tech Limited (“Xtransfer”), a Hong Kong corporation and an equity investee of the Company. The loan and related interest have been fully collected during the year ended December 31, 2020.

On January 1, 2020, the Company invested RMB 5.7 million (approximately $817,000) to acquire a 35% equity interest in Xtransfer. As Xtransfer failed to fulfill the restrictive terms prescribed in the investment agreement, pursuant to the supplementary investment agreement dated October 31, 2020, Xtranfer has agreed to return RMB 2.6 million (approximately $399,000) to the Company and reduce the Company’s equity interest in Xtransfer to 19%. As of December 31, 2020, the Company has received RMB 2.0 million (approximately $306,000) from Xtransfer. The remaining RMB 0.6 million (approximately $93,000) was transferred into non-interest bearing loan and was recorded as “loan receivable - related party” on the accompanying consolidated balance sheet as of December 31, 2020. The loan has been fully collected during the year ended December 31, 2021.